SCHEDULE OF RESTRICTED STOCK UNITS ESTIMATES (Details)	Apr. 15, 2026 CAD ($) shares $ / shares	Sep. 30, 2026 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
IfrsStatementLineItems [Line Items]
Number of RSU's outstanding		21,944	23,858	31,604
First milestone [member]
IfrsStatementLineItems [Line Items]
Starting share price- CAD | $ / shares	$ 8.16
Volatility	137.20%
Number of years to vest	10 months 15 days
Interpolated risk free rate	2.54%
Value of conversion feature | $ / shares	$ 1.9166
Number of RSU's outstanding	423,371
Fair value of RSU's pre vesting adjustment	811,442
Probability of performance vesting	0.50
Fair value of restricted stock units | $	$ 405,721
Second milestone [member]
IfrsStatementLineItems [Line Items]
Starting share price- CAD | $ / shares	$ 8.16
Volatility	137.20%
Number of years to vest	1 year 10 months 16 days
Interpolated risk free rate	2.76%
Value of conversion feature | $ / shares	$ 4.7156
Number of RSU's outstanding	423,371
Fair value of RSU's pre vesting adjustment	1,996,456
Probability of performance vesting	0.50
Fair value of restricted stock units | $	$ 998,228
Third milestone [member]
IfrsStatementLineItems [Line Items]
Starting share price- CAD | $ / shares	$ 8.16
Volatility	137.20%
Number of years to vest	2 years 10 months 16 days
Interpolated risk free rate	2.896%
Value of conversion feature | $ / shares	$ 6.1210
Number of RSU's outstanding	423,371
Fair value of RSU's pre vesting adjustment	2,591,445
Probability of performance vesting	0.50
Fair value of restricted stock units | $	$ 1,295,723